Commitments and Contingencies (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 21, 2020 CAD ($)	Oct. 22, 2020 CAD ($)	Dec. 31, 2020 CAD ($) J	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 terajoule	Dec. 31, 2020 USD ($)	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Transportation agreement, term			15 years
Long-term firm natural gas delivery transportation, amount transferred per day			400				400
Minimum operating lease payments recognised as expense					$ 8
Sublease payments received (amounts less than)			$ 2	$ 1	$ 1
TransAlta Energy Transition Bill						$ 18			$ 55
Funded portion of energy bill commitment								$ 41
Total payments, line loss proceedings	$ 11	$ 6	25
Accrued payments, line loss proceedings			$ 8
Estimated financial effect of contingent liabilities						12
Emissions performance credits allotted, per year, amount						17
Loss contingency accrual						22
Increase (decrease) in loss contingency accrual, percentage			15.00%
Increase (decrease) in loss contingency accrual						3
AltaLink Management Ltd. [Member]
Disclosure of Commitments [Line Items]
Loss contingency accrual						$ 91
NOVA Gas Transmission Ltd.
Disclosure of Commitments [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day			351				275
Tidewater
Disclosure of Commitments [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day			139				139